Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Line Items]
Summary of Revenue as a Percentage of Total Revenue and Net Accounts Receivable as a Percentage of Total Net Accounts Receivable for Each Significant Customer	Revenue as a percentage of total revenue and net accounts receivable as a percentage of total net accounts receivable for each significant customer follows.

	Accounts Receivable		Revenue
	As of		For the three months ended June 30,		For the six months ended June 30,
	June 30, 2021	December 31, 2020	2021	2020	2021	2020
Customer A	13%	30%	18%	*	27%	17%
Customer B	20%	30%	*	*	*	*
Customer C	*	*	*	15%	*	27%
Customer D	*	*	*	12%	*	*
Customer E	*	*	*	10%	*	*
Customer F	*	*	*	42%	*	*

*	Total less than 10% for the respective period
Revenue as a percentage of total revenue and net accounts receivable as a percentage of total net accounts receivable for each significant customer follows.

	Accounts Receivable		Revenue
	December 31,		Year ended December 31,
	2020	2019	2020	2019
Customer A	*	31%	23%	48%

Customer B	*	14%	*	*

Customer C	30%	*	29%	*

Customer D	30%	*	*	*

Customer E	*	*	*	34%
*Total less than 10% for the respective period

Summary Of Property, Plant and Equipment
Depreciation and amortization are included in cost of revenue and general and administrative expenses and are computed using the straight-line basis over estimated useful lives of those assets as follows.

Computer hardware and software	5 years

Furniture and fixtures	7 years

Warehouse equipment	15 years

Leasehold Improvements	Shorter of the estimated useful life or lease term

Schedule of Deferred Contract Costs
The following table represents a roll-forward of the Company’s deferred contract costs:

	Year ended December 31,
	2020	2019
Balance as of January 1	$—	$—

Additions to deferred contract costs	218	—

Amortization of deferred contract costs	(17)	—

Balance as of December 31	$201	$—

Fifth Wall Acquisition Corp [Member]
Accounting Policies [Line Items]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table reflects the calculation of basic and diluted net income (loss) per share of common stock:

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Redeemable Class A common stock
Numerator: Income allocable to redeemable Class A common stock
Income from investments held in Trust Account	$4,065	$16,945
Less: Company’s portion available to be withdrawn to pay taxes	(4,065)	(16,945)

Net income attributable	$—	$—

Denominator: Weighted average redeemable Class A common stock
Basic and diluted weighted average shares outstanding of redeemable Class A common stock	34,500,000	34,500,000

Basic and diluted net income per ordinary share, redeemable Class A common stock	$0.00	$0.00

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Non-redeemable Class A and Class B common stock
Numerator: Net loss minus net income allocable to redeemable Class A common stock
Net (loss) income	$(3,013,721)	$(3,266,527)
Net income allocable to redeemable Class A common stock	—	—

Net (loss) income attributable to non-redeemable Class A and Class B common stock	$(3,013,721)	$(3,266,527)

Denominator: weighted average of non-redeemable Class A and Class B common stock
Basic and diluted weighted average shares outstanding of non-redeemable Class A and Class B common stock	9,672,500	9,204,392

Basic and diluted net (loss) income per ordinary share, non-redeemable Class A and Class B common stock	$(0.31)	$(0.35)